SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Oct. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 1,312,283	$ 751,916	$ 397,846
Timing differences
Total gross deferred tax assets	1,312,283	751,916	397,846
Less: Deferred tax asset valuation allowance	(1,312,283)	(751,916)	(397,846)
Total net deferred taxes